Exceptional Items - Additional Information (Detail) $ in Millions			12 Months Ended
	Jan. 01, 2018	Dec. 31, 2017	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($) kt
Disclosure of exceptional items [line items]
Exceptional items net			$ 818	$ 2,970	$ 1,006
US corporate tax rate			30.00%	30.00%	30.00%
Taxation (income) charges related to exceptional items			$ (242)	$ 2,320	$ 243
Exceptional gain (loss), before tax			1,060	650	763
One-off dividend to parent			12,507	6,720	3,472
Samarco dam failure [member]
Disclosure of exceptional items [line items]
Exceptional items net			1,060	650	381
Taxation (income) charges related to exceptional items			0	0	0
Exceptional gain (loss), before tax			$ 1,060	650	381
US tax reform [member]
Disclosure of exceptional items [line items]
Exceptional items net				2,320
US corporate tax rate	21.00%	35.00%
Taxation (income) charges related to exceptional items				$ 2,320
Escondida industrial action [member]
Disclosure of exceptional items [line items]
Exceptional items net					367
Taxation (income) charges related to exceptional items					$ (179)
Reduction in copper production | kt					214
Exceptional gain (loss), before tax					$ 546
Depreciation					212
Cancellation of the Caroona exploration licence [member]
Disclosure of exceptional items [line items]
Exceptional items net					(115)
Taxation (income) charges related to exceptional items					49
Exceptional gain (loss), before tax					(164)
Withholding tax on Chilean dividends [member]
Disclosure of exceptional items [line items]
Exceptional items net					373
Taxation (income) charges related to exceptional items					373
BHP Billiton Chile Inversiones Limitada [member] | Withholding tax on Chilean dividends [member]
Disclosure of exceptional items [line items]
One-off dividend to parent					$ 2,300